SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - Share-Based Payment Arrangement, Option [Member] - Share Option Plan 2016 Share Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (in shares)		13,141,586	17,595,037
Weighted average exercise price, beginning		$ 0.26	$ 0.24
Forfeited (in shares)		(736,690)	(721,728)
Weighted average exercise price, forfeited		$ 0.15	$ 0.15
Excercised (in shares)		(1,018,889)	(3,731,723)
Weighted average exercise price, excercised		$ 0.19	$ 0.17
Granted (in shares)		1,000,000
Weighted average exercise price, granted		$ 0.38
Excercised, aggregate intrinsic value		$ 1,463
Ending balance (in shares)		12,386,007	13,141,586
Weighted average exercise price, ending		$ 0.28	$ 0.26
Vested and expected to vest, number of shares		12,386,007
Vested and expected to vest, weighted average exercise price		$ 0.28
Vested and expected to vest, weighted remaining contractual years	10 years	3 years 4 months 20 days
Vested and expected to vest, aggregate intrinsic value		$ 24,278
Exercisable, number of shares		11,499,929
Exercisable, weighted average exercise price		$ 0.25
Exercisable, weighted remaining contractual years		2 years 3 months 29 days
Exercisable, aggregate intrinsic value		$ 24,016